Summary of Significant Accounting Policies - Reconciliation of Preferred Stock Warrant Liabilities (Details) - Preferred stock warrant - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of preferred stock warrant liabilities:
Balance at beginning of period	$ 157	$ 53	$ 53	$ 248	$ 203
Initial fair value of preferred stock warrants issued	103	4	4		33
Reclassified to equity	(855)	0
Change in fair value of preferred stock warrants	$ 595	0	100	(195)	12
Balance at end of period		$ 57	$ 157	$ 53	$ 248